Schedules of Investments As of April 30, 2026

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2026 (Unaudited)

Quantity		Market Value
	GOLD ASSETS — 19.72% of Total Net Assets
232,340 Troy Oz.	Gold bullion (a)	$1,072,177,561
90,000 Coins	One-ounce gold coins (a)	425,180,777

	Total Gold Assets (identified cost $383,167,290)	$1,497,358,338

	SILVER ASSETS — 5.58% of Total Net Assets
5,759,368 Troy Oz.	Silver bullion (a)	$423,509,356

	Total Silver Assets (identified cost $106,436,269)	$423,509,356

Principal Amount
	SWISS FRANC ASSETS — 7.88% of Total Net Assets
CHF 60,000,000	1.250% Swiss Confederation Bonds, 05-28-26	$76,852,992
CHF 40,000,000	3.250% Swiss Confederation Bonds, 06-27-27	53,069,687
CHF 15,000,000	4.000% Swiss Confederation Bonds, 04-08-28	20,639,374
CHF 130,000,000	.160% Swiss Confederation Bonds, 06-22-29 (b)	165,542,651
CHF 100,000,000	.500% Swiss Confederation Bonds, 05-27-30	129,557,817
CHF 65,000,000	.500% Swiss Confederation Bonds, 06-27-32	84,374,800
CHF 55,000,000	.325% Swiss Confederation Bonds, 06-26-34 (b)	68,553,785

	Total Swiss Franc Assets (identified cost $552,522,856)	$598,591,106

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 17.99% of Total Net Assets

	NATURAL RESOURCES — 9.08% of Total Net Assets
600,000	APA Corporation	$24,438,000
450,000	BHP Group, Ltd. (c)	35,685,000
3,000,000	Birchcliff Energy, Ltd.	14,220,000
400,000	BP, p.l.c. (c)	18,952,000
500,000	Cameco Corporation	61,520,000
600,000	Canadian Natural Resources Ltd.	28,614,000
300,000	Chevron Corporation	57,993,000
300,000	ConocoPhillips	37,734,000
600,000	Devon Energy Corporation	30,822,000
300,000	Exxon Mobil Corporation	46,299,000
2,400,000	Freeport-McMoRan, Inc.	138,672,000
600,000	Murphy Oil Corporation	25,056,000
300,000	Nutrien, Ltd.	22,800,000
500,000	Occidental Petroleum Corporation	30,290,000
500,000	Ovintiv, Inc.	30,775,000
450,000	Rio Tinto p.l.c (c)	45,216,000
500,000	South32 Limited (c)	7,415,000
500,000	Vale S.A. (c)	8,180,000
500,000	Viper Energy Partners LP	24,690,000

		$689,371,000

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2026 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 8.91% of Total Net Assets
200,000	American Tower Corporation	$36,542,000
150,000	AvalonBay Communities, Inc.	27,450,000
300,000	BXP, Inc.	17,538,000
300,000	Centerspace	20,481,000
500,000	CubeSmart, L.P.	20,240,000
150,000	Digital Realty Trust, Inc.	30,141,000
100,000	Essex Property Trust, Inc.	26,321,000
200,000	Federal Realty Investment Trust	22,180,000
400,000	Highwoods Properties, Inc.	9,724,000
600,000	Kimco Realty Corporation	14,184,000
500,000	Millrose Properties, Inc.	15,335,000
900,000	Outfront Media, Inc.	27,765,000
225,000	Prologis, Inc.	31,954,500
300,000	Regency Centers Corporation	23,355,000
125,000	Simon Property Group, Inc.	25,463,750
500,000	STAG Industrial, Inc.	19,290,000
570,000	Texas Pacific Land Corporation	252,891,900
400,000	UDR, Inc.	14,536,000
700,000	UMH Properties, Inc.	10,885,000
400,000	Vornado Realty Trust	11,956,000
750,000	Weyerhaeuser Company	18,390,000

		$676,623,150

	Total Real Estate and Natural Resource Stocks (identified cost $776,070,742)	$1,365,994,150

	AGGRESSIVE GROWTH STOCKS — 16.86% of Total Net Assets

	AEROSPACE — .51% of Total Net Assets
75,000	Lockheed Martin Corporation	$38,847,750

		$38,847,750
	CHEMICALS — .50% of Total Net Assets
60,000	Air Products & Chemicals, Inc.	$18,003,000
100,000	Albemarle Corporation	19,670,000

		$37,673,000
	COMPUTER SOFTWARE & SERVICES — 3.48% of Total Net Assets
110,000	AppLovin Corporation Class A (a)	$49,098,500
75,000	Autodesk, Inc. (a)	17,775,000
1,200,000	Palantir Technologies, Inc. Class A (a)	166,932,000
500,000	Quantum Computing, Inc. (a)	4,510,000
175,000	Twilio, Inc. Class A (a)	25,910,500

		$264,226,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — 3.62% of Total Net Assets
200,000	Arm Holdings plc (a)(c)	$42,064,000
200,000	Broadcom, Inc.	83,486,000
750,000	NVIDIA Corporation	149,677,500

		$275,227,500

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2026 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .50% of Total Net Assets
300,000	HF Sinclair Corporation	$20,163,000
100,000	Phillips 66	17,915,000

		$38,078,000
	ENGINEERING & CONSTRUCTION — .35% of Total Net Assets
250,000	Fluor Corporation (a)	$13,337,500
150,000	Lennar Corporation Class A	13,545,000

		$26,882,500
	ENTERTAINMENT & LEISURE — 1.84% of Total Net Assets
125,000	Disney (Walt) Company	$12,968,750
185,000	Meta Platforms, Inc. Class A	113,203,350
125,000	Wynn Resorts, Ltd.	13,388,750

		$139,560,850
	FINANCIAL SERVICES — 1.86% of Total Net Assets
500,000	Affirm Holdings, Inc. Class A (a)	$32,140,000
200,000	Morgan Stanley	38,118,000
250,000	Schwab (Charles) Corporation	22,910,000
150,000	State Street Corporation	22,926,000
75,000	Visa, Inc. Class A	24,738,000

		$140,832,000
	MANUFACTURING — 1.29% of Total Net Assets
100,000	Agilent Technologies, Inc.	$11,555,000
90,000	Illinois Tool Works, Inc.	23,220,900
150,000	IPG Photonics Corporation (a)	17,838,000
50,000	Parker-Hannifin Corporation	45,471,000

		$98,084,900
	MATERIALS — .37% of Total Net Assets
125,000	Nucor Corporation	$28,161,250

		$28,161,250
	PHARMACEUTICALS — .49% of Total Net Assets
60,000	Amgen, Inc.	$20,775,000
400,000	Structure Therapeutics, Inc. (a)	16,580,000

		$37,355,000
	RETAIL — 1.00% of Total Net Assets
50,000	Costco Wholesale Corporation	$50,726,500
50,000	Lululemon Athletica, Inc. (a)	6,885,000
100,000	Williams-Sonoma, Inc.	18,121,000

		$75,732,500
	TRANSPORTATION — 1.05% of Total Net Assets
200,000	Canadian Pacific Kansas City Limited	$17,392,000
60,000	FedEx Corporation	24,198,600
75,000	Ryder System, Inc.	19,032,750
250,000	Uber Technologies, Inc. (a)	18,652,500

		$79,275,850

	Total Aggressive Growth Stocks (identified cost $480,817,646)	$1,279,937,100

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2026 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 31.15% of Total Net Assets

	CORPORATE BONDS — 20.72% of Total Net Assets

	AEROSPACE — .40% of Total Net Assets
$12,500,000	7.500% BAE Systems, Inc., 07-01-27 (d)	$12,945,805
17,500,000	3.250% Northrop Grumman Corporation, 01-15-28	17,204,679

		$30,150,484
	AGRICULTURAL PRODUCTS — .14% of Total Net Assets
10,000,000	6.625% Archer-Daniels-Midland Company, 05-01-29	$10,528,355

		$10,528,355
	CHEMICALS — .94% of Total Net Assets
10,000,000	4.900% Air Products & Chemicals, Inc., 10-11-32	$10,135,725
11,500,000	3.750% RPM International, Inc., 03-15-27	11,436,675
20,000,000	4.800% Sherwin-Williams Company, 09-01-31	20,178,930
20,000,000	3.600% Westlake Corporation, 08-15-26	19,939,830
10,000,000	3.375% Westlake Corporation, 08-15-30	9,519,450

		$71,210,610
	CONSUMER PRODUCTS — 2.33% of Total Net Assets
20,000,000	4.000% Brown-Forman Corporation, 04-15-38	$17,385,910
20,000,000	4.150% Campbell’s (The) Company, 03-15-28	19,812,710
17,500,000	7.125% Conagra Brands, Inc., 10-01-26	17,680,749
5,621,000	3.500% Imperial Brands, p.l.c., 07-26-26 (d)	5,604,109
15,000,000	2.100% Kellanova, 06-01-30	13,672,110
11,283,000	4.150% McCormick & Company, Inc., 02-15-29	11,163,987
12,500,000	2.750% Mondelez International, Inc., 04-13-30	11,688,925
17,500,000	4.750% Nestle Capital Corporation, 03-12-31 (d)	17,745,192
45,000,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (d)	42,343,425
20,000,000	3.375% Smucker (J.M.) Company, 12-15-27	19,695,770

		$176,792,887
	ELECTRICAL EQUIPMENT & ELECTRONICS — .25% of Total Net Assets
20,670,000	3.000% Skyworks Solutions, Inc., 06-01-31	$18,655,471

		$18,655,471
	ENERGY SERVICES & PROCESSING — 1.41% of Total Net Assets
32,500,000	5.000% Kinder Morgan, Inc., 02-01-29	$33,034,511
20,000,000	5.625% Oneok, Inc., 01-15-26 (d)	20,259,300
9,750,000	6.875% Oneok, Inc., 09-30-28	10,240,518
25,000,000	5.300% Williams Companies, Inc., 08-15-28	25,481,888
16,070,000	7.750% Williams Companies, Inc., 06-15-31	18,216,132

		$107,232,349
	ENGINEERING & CONSTRUCTION — .63% of Total Net Assets
35,000,000	4.750% Lennar Corporation, 11-29-27	$35,163,958
12,500,000	5.200% Lennar Corporation, 07-30-30	12,686,331

		$47,850,289

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2026 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — .92% of Total Net Assets
$37,500,000	3.950% Fifth Third Bancorp, 03-14-28	$37,199,250
17,500,000	4.700% Manufacturers & Traders Trust Company, 01-27-28	17,619,936
15,000,000	4.875% Mastercard, Inc., 05-09-34	15,108,368

		$69,927,554
	INSURANCE — 1.37% of Total Net Assets
25,000,000	3.625% Alleghany Corporation, 05-15-30	$24,263,638
15,000,000	5.250% American Financial Group, Inc., 04-02-30	15,337,192
10,000,000	4.500% Brown & Brown, Inc., 03-15-29	9,954,528
12,500,000	6.920% Cincinnati Financial Corporation, 05-15-28	13,107,256
25,000,000	3.200% Loews Corporation, 05-15-30	23,816,812
5,016,000	3.500% Markel Group, Inc., 11-01-27	4,947,276
12,500,000	4.400% Mercury General Corporation, 03-15-27	12,419,231

		$103,845,933
	MANUFACTURING — .96% of Total Net Assets
15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (d)	$14,915,609
17,500,000	4.625% Kennametal, Inc., 06-15-28	17,538,307
15,000,000	4.600% Keysight Technologies, Inc., 04-06-27	15,033,023
15,000,000	5.350% Keysight Technologies, Inc., 07-30-30	15,424,485
10,000,000	6.700% Rockwell Automation, Inc., 01-15-28	10,356,595

		$73,268,019
	MATERIALS — .78% of Total Net Assets
30,000,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$27,823,335
32,500,000	3.500% Vulcan Materials Company, 06-01-30	31,208,938

		$59,032,273
	NATURAL RESOURCES — 2.65% of Total Net Assets
5,621,000	7.750% APA Corporation, 12-15-29	$6,118,953
9,300,000	7.000% ConocoPhillips, 03-30-29	9,946,276
12,500,000	3.900% Coterra Energy, Inc., 05-15-27	12,445,687
12,500,000	4.375% Coterra Energy, Inc., 03-15-29	12,432,419
5,250,000	3.900% Coterra Energy Operating Company, 05-15-27	5,138,346
6,500,000	4.375% Coterra Energy Operating Company, 03-15-29	6,184,256
9,008,000	5.250% Devon Energy Corporation, 10-15-27	9,013,126
12,016,000	5.875% Devon Energy Corporation, 06-15-28	12,034,036
17,500,000	3.250% Diamondback Energy, Inc., 12-01-26	17,399,655
15,000,000	5.400% Glencore Funding, LLC, 05-08-28 (d)	15,240,075
25,000,000	4.050% Mosaic (The) Company, 11-15-27	24,850,350
12,500,000	7.300% Mosaic (The) Company, 01-15-28	13,000,437
10,000,000	4.000% Nutrien, Ltd., 12-15-26	9,985,990
15,000,000	7.200% Pioneer Natural Resources Company, 01-15-28	15,682,725
30,000,000	2.150% Pioneer Natural Resources Company, 01-15-31	27,075,345
5,000,000	3.800% Yara International ASA, 06-06-26 (d)	5,016,175

		$201,563,851
	PHARMACEUTICALS — .49% of Total Net Assets
12,590,000	3.300% Bio-Rad Laboratories, Inc., 03-15-27	$12,470,124
5,000,000	6.800% Bristol-Myers Squibb Company, 11-15-26	5,064,764
20,000,000	4.150% Zoetis, Inc., 08-17-28	19,909,260

		$37,444,148

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2026 (Unaudited)

Principal Amount		Market Value
	REAL ESTATE — 4.31% of Total Net Assets
$5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	$4,886,413
10,000,000	5.850% Camden Property Trust, 11-03-26	10,067,385
25,000,000	4.100% Camden Property Trust, 10-15-28	24,912,225
12,500,000	2.000% COPT Defense Properties, 01-15-29	11,702,138
24,250,000	3.125% Cubesmart, L.P., 09-01-26	24,168,217
5,377,000	2.250% Cubesmart, L.P., 12-15-28	5,087,096
30,000,000	5.250% First Industrial, L.P., 01-15-31	30,381,960
10,000,000	4.125% Highwoods Realty, L.P., 03-15-28	9,866,935
6,025,000	2.800% Kimco Realty Corporation, 10-01-26	5,991,281
15,975,000	6.750% LXP Industrial Trust, 11-15-28	16,715,441
17,500,000	3.600% Mid-America Apartment Communities, Inc., 06-01-27	17,399,156
17,500,000	2.750% Rayonier, L.P., 05-17-31	15,780,748
19,724,000	3.600% Regency Centers, L.P., 02-01-27	19,624,719
16,250,000	4.125% Regency Centers, L.P., 03-15-28	16,188,478
12,500,000	2.950% Regency Centers, L.P., 09-15-29	11,907,944
15,000,000	3.700% Regency Centers, L.P., 6-15-30	14,563,740
25,000,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	23,718,075
10,000,000	2.950% UDR, Inc., 09-01-26	9,955,660
29,750,000	4.400% UDR, Inc., 01-26-29	29,655,023
12,500,000	6.950% Weyerhaeuser Company, 10-01-27	12,899,350
12,500,000	4.000% Weyerhaeuser Company, 11-15-29	12,278,212

		$327,750,196
	RETAIL — .09% of Total Net Assets
7,500,000	1.750% Advance Auto Parts, Inc., 10-01-27	$7,162,721

		$7,162,721
	TRANSPORTATION — 1.54% of Total Net Assets
12,500,000	2.875% Canadian Pacific Kansas City Limited, 11-15-29	$11,886,156
15,000,000	4.250% CSX Corporation, 03-15-29	15,003,285
20,000,000	4.900% Hunt (J.B.) Transport Services, Inc., 03-15-30	20,185,040
8,275,000	4.200% Kirby Corporation, 03-01-28	8,221,535
40,000,000	2.375% Union Pacific Corporation, 05-20-31	36,326,020
22,500,000	7.620% UPS of America, Inc., 04-01-30	24,996,319

		$116,618,355
	UTILITIES — 1.34% of Total Net Assets
6,010,000	3.800% Duke Energy Florida, LLC, 07-15-28	$5,952,665
7,500,000	3.250% Entergy Mississsippi, LLC, 12-01-27	7,327,316
15,000,000	4.400% Florida Power & Light Company, 05-15-28	15,064,695
32,500,000	5.150% Florida Power & Light Company, 06-15-29	33,289,327
25,000,000	3.950% National Fuel Gas Company, 09-15-27	24,806,900
15,200,000	3.800% Oklahoma Gas & Electric Company, 08-15-28	15,013,344

		$101,454,247
	WASTE & ENVIRONMENTAL SERVICES — .17% of Total Net Assets
12,500,000	4.875% Republic Services, Inc., 04-01-29	$12,684,894

		$12,684,894

		$1,573,172,636

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2026 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 10.43% of Total Net Assets
$50,000,000	United States Treasury bills 3.113%, 05-07-26 (b)	$49,970,165
50,000,000	United States Treasury bills 3.449%, 05-26-26 (b)	49,875,777
50,000,000	United States Treasury bills 3.613%, 07-16-26 (b)	49,621,538
55,000,000	United States Treasury notes 4.125%, 06-15-26	55,024,650
60,000,000	United States Treasury notes 3.875%, 05-31-27	60,052,469
95,000,000	United States Treasury notes 3.750%, 08-15-27	94,901,288
95,000,000	United States Treasury notes 3.500%, 11-15-28	94,089,231
95,000,000	United States Treasury notes 3.875%, 12-31-29	94,722,874
95,000,000	United States Treasury notes 3.875%, 08-31-32	93,486,672
95,000,000	United States Treasury bonds 3.500%, 02-15-39	85,230,147
95,000,000	United States Treasury bonds 2.000%, 11-15-41	65,267,768

		$792,242,579

	Total Dollar Assets (identified cost $2,372,784,441)	$2,365,415,215

	Total Portfolio — 99.18% of total net assets (identified cost $4,671,799,244) (e)	$7,530,805,265
	Other assets, less liabilities (.82% of total net assets)	62,584,068

	Net assets applicable to outstanding shares	$7,593,389,333

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Sponsored American Depositary Receipt (ADR).

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, these securities amounted to $134,069,690, or 1.77% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments April 30, 2026 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 98.84% of Total Net Assets
$250,000	United States Treasury bills 3.113%, 05-07-26 (a)	$249,851
500,000	United States Treasury bills 3.490%, 05-28-26 (a)	498,665
1,500,000	United States Treasury notes 4.125%, 06-15-26	1,500,672
1,500,000	United States Treasury notes 1.500%, 08-15-26	1,490,397
1,500,000	United States Treasury notes 2.000%, 11-15-26	1,486,486
1,500,000	United States Treasury notes 4.125%, 01-31-27	1,504,554
1,500,000	United States Treasury notes 4.250%, 03-15-27	1,506,766
1,500,000	United States Treasury notes 3.750%, 08-15-27	1,498,441
1,500,000	United States Treasury notes 3.875%, 03-15-28	1,499,863
1,500,000	United States Treasury notes 3.500%, 12-15-28	1,485,276

	Total Portfolio — 98.84% of total net assets (identified cost $12,711,863) (b)	$12,720,971
	Other assets, less liabilities (1.16% of total net assets)	149,703

	Net assets applicable to outstanding shares	$12,870,674

	Notes:
	(a) Interest rate represents yield to maturity. (b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2026 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 71.12% of Total Net Assets

	AEROSPACE — 4.86% of Total Net Assets
$4,000,000	4.200% Hexcel Corporation, 02-15-27	$4,004,078

		$4,004,078
	CHEMICALS — 6.08% of Total Net Assets
1,000,000	3.200% FMC Corporation, 10-01-26	$991,455
1,500,000	3.750% RPM International, Inc., 03-15-27	1,491,740
2,500,000	4.800% Sherwin-Williams Company, 09-01-31	2,522,366

		$5,005,561
	CONSUMER PRODUCTS — 12.03% of Total Net Assets
1,750,000	4.000% Brown-Forman Corporation, 04-15-38	$1,521,267
1,750,000	7.125% Conagra Brands, Inc., 10-01-26	1,768,075
1,737,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	1,731,780
1,000,000	4.150% McCormick & Company, Inc., 02-15-29	989,452
4,500,000	1.500% Mondelez International, Inc., 02-04-31	3,900,218

		$9,910,792
	ELECTRICAL EQUIPMENT & ELECTRONICS — 3.84% of Total Net Assets
3,500,000	3.000% Skyworks Solutions, Inc., 06-01-31	$3,158,885

		$3,158,885
	ENERGY SERVICES & PROCESSING — 4.83% of Total Net Assets
4,000,000	4.000% Oneok, Inc., 07-13-27	$3,980,094

		$3,980,094
	FINANCIAL SERVICES — 2.20% of Total Net Assets
969,375	6.500% BRC Group Holdings, Inc., 09-30-26	$960,069
1,250,000	4.625% KKR Group Finance Company IX, 04-01-61	849,000

		$1,809,069
	INSURANCE — 9.91% of Total Net Assets
500,000	5.750% American National Group, Inc., 10-01-29	$506,377
1,500,000	4.500% Brown & Brown, Inc., 03-15-29	1,493,179
1,000,000	7.400% F&G Annuities & Life, Inc., 01-13-28	1,021,632
1,000,000	6.500% F&G Annuities & Life, Inc., 06-04-29	1,009,764
1,125,000	7.950% F&G Annuities & Life, Inc., 12-15-53	1,122,750
2,445,000	4.400% Mercury General Corporation, 03-15-27	2,429,201
750,000	7.450% Phoenix Companies, Inc., 01-15-32	577,500

		$8,160,403

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2026 (Unaudited)

Principal Amount		Market Value
	MANUFACTURING — 7.60% of Total Net Assets
$2,250,000	4.625% Kennametal, Inc., 06-15-28	$2,254,925
4,000,000	4.600% Keysight Technologies, Inc., 04-06-27	4,008,806

		$6,263,731
	MATERIALS — 3.45% of Total Net Assets
1,250,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$1,159,306
1,750,000	3.500% Vulcan Materials Company, 06-01-30	1,680,481

		$2,839,787
	NATURAL RESOURCES — 1.40% of Total Net Assets
1,000,000	3.900% Coterra Energy Operating Company, 05-15-27	$978,733
180,000	4.375% Coterra Energy Operating Company, 03-15-29	171,256

		$1,149,989
	REAL ESTATE — 8.94% of Total Net Assets
1,250,000	3.125% Cubesmart, L.P., 09-01-26	$1,245,785
2,500,000	2.250% Cubesmart, L.P., 12-15-28	2,365,211
538,000	3.375% Duke Realty, L.P., 12-15-27	511,147
500,000	7.600% First Industrial, L.P., 07-15-28	511,932
1,250,000	3.250% Kimco Realty Corporation, 08-15-26	1,246,769
500,000	3.250% Liberty Property, L.P., 10-01-26	497,201
1,000,000	3.500% UDR, Inc., 07-01-27	989,937

		$7,367,982
	TRANSPORTATION — 1.67% of Total Net Assets
1,500,000	3.000% Norfolk Southern Corporation, 03-15-32	$1,372,612

		$1,372,612
	WASTE & ENVIRONMENTAL SERVICES — 4.31% of Total Net Assets
3,500,000	4.875% Republic Services, Inc., 04-01-29	$3,551,770

		$3,551,770

	Total Corporate Bonds (identified cost $58,927,288)	$58,574,753

	UNITED STATES TREASURY SECURITIES — 9.70% of Total Net Assets
5,500,000	United States Treasury bills 3.113%, 05-07-26 (b)	$5,496,718
2,500,000	United States Treasury bills 3.490%, 05-28-26 (b)	2,493,325

	Total United States Treasury Securities (identified cost $7,990,007)	$7,990,043

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2026 (Unaudited)

Number of Shares		Market Value
	PREFERRED STOCKS — 19.18% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.24% of Total Net Assets
32,676	7.125% DigitalBridge Group, Inc., Preferred Class H (c)	$567,909
45,000	7.125% DigitalBridge Group, Inc., Preferred Class J (c)	784,350
25,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (c)	492,250

		$1,844,509
	FINANCIAL SERVICES — 8.32% of Total Net Assets
35,000	5.625% Associated Banc-Corp, Preferred Class F (d)	$714,700
117,500	5.000% Capital One Financial Corporation, Preferred Class I (d)	2,231,325
40,721	7.875% Compass Diversified Holdings, Preferred Class C (c)	880,388
10,000	7.500% M&T Bank Corporation, Preferred Class J (d)	265,900
40,000	6.000% Merchants Bancorp, Preferred Class C (d)	811,600
30,000	4.450% Schwab (Charles) Corporation, Preferred Class J (d)	549,900
85,000	4.875% WaFD, Inc., Preferred Class A (c)	1,398,250

		$6,852,063
	REAL ESTATE — 8.62% of Total Net Assets
50,000	6.375% CTO Realty Growth, Inc., Preferred Class A (c)	$1,046,000
115,000	5.125% Kimco Realty Corporation, Preferred Class L (c)	2,275,850
32,500	6.250% Regency Centers Corporation, Preferred Class A (c)	749,450
135,000	5.875% Regency Centers Corporation, Preferred Class B (c)	3,029,400

		$7,100,700

	Total Preferred Stocks (identified cost $17,796,464)	$15,797,272

	Total Portfolio — 100.00% of total net assets (identified cost $84,713,759) (e)	$82,362,068
	Other assets, less liabilities (—% of total net assets)	3,173

	Net assets applicable to outstanding shares	$82,365,241

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, these securities amounted to $1,731,780, or 2.10% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Interest rate represents yield to maturity.
	(c) Cumulative, perpetual preferred stock.
	(d) Non-cumulative, perpetual preferred stock.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2026 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 100.23% of Total Net Assets

	AEROSPACE — 4.53% of Total Net Assets
50,000	Lockheed Martin Corporation	$25,898,500

		$25,898,500
	CHEMICALS — 5.54% of Total Net Assets
40,000	Air Products & Chemicals, Inc.	$12,002,000
100,000	Albemarle Corporation	19,670,000

		$31,672,000
	COMPUTER SOFTWARE & SERVICES — 16.00% of Total Net Assets
65,000	AppLovin Corporation Class A (a)	$29,012,750
50,000	Autodesk, Inc. (a)	11,850,000
225,000	Palantir Technologies, Inc. Class A (a)	31,299,750
500,000	Quantum Computing, Inc. (a)	4,510,000
100,000	Twilio, Inc. Class A (a)	14,806,000

		$91,478,500
	ELECTRICAL EQUIPMENT & ELECTRONICS — 13.34% of Total Net Assets
125,000	Arm Holdings plc (a)(b)	$26,290,000
60,000	Broadcom, Inc.	25,045,800
125,000	NVIDIA Corporation	24,946,250

		$76,282,050
	ENERGY SERVICES & PROCESSING — 1.76% of Total Net Assets
150,000	HF Sinclair Corporation	$10,081,500

		$10,081,500
	ENGINEERING & CONSTRUCTION — 3.37% of Total Net Assets
150,000	Fluor Corporation (a)	$8,002,500
125,000	Lennar Corporation Class A	11,287,500

		$19,290,000
	ENTERTAINMENT & LEISURE — 7.58% of Total Net Assets
75,000	Disney (Walt) Company	$7,781,250
45,000	Meta Platforms, Inc. Class A	27,535,950
75,000	Wynn Resorts, Ltd.	8,033,250

		$43,350,450
	FINANCIAL SERVICES — 10.93% of Total Net Assets
175,000	Affirm Holdings, Inc. Class A (a)	$11,249,000
80,000	Morgan Stanley	15,247,200
100,000	Schwab (Charles) Corporation	9,164,000
100,000	State Street Corporation	15,284,000
35,000	Visa, Inc. Class A	11,544,400

		$62,488,600
	MANUFACTURING — 6.08% of Total Net Assets
50,000	Agilent Technologies, Inc.	$5,777,500
25,000	Illinois Tool Works, Inc.	6,450,250
75,000	IPG Photonics Corporation (a)	8,919,000
15,000	Parker-Hannifin Corporation	13,641,300

		$34,788,050
	MATERIALS — 1.97% of Total Net Assets
50,000	Nucor Corporation	$11,264,500

		$11,264,500

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2026 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 5.89% of Total Net Assets
500,000	Birchcliff Energy, Ltd.	$2,370,000
250,000	Freeport-McMoRan, Inc.	14,445,000
100,000	Nutrien, Ltd.	7,600,000
150,000	Ovintiv, Inc.	9,232,500

		$33,647,500
	PHARMACEUTICALS — 4.72% of Total Net Assets
30,000	Amgen, Inc.	$10,387,500
400,000	Structure Therapeutics, Inc. (a)	16,580,000

		$26,967,500
	REAL ESTATE — 5.49% of Total Net Assets
300,000	Millrose Properties, Inc.	$9,201,000
50,000	Texas Pacific Land Corporation	22,183,500

		$31,384,500
	RETAIL — 6.62% of Total Net Assets
25,000	Costco Wholesale Corporation	$25,363,250
25,000	Lululemon Athletica, Inc. (a)	3,442,500
50,000	Williams-Sonoma, Inc.	9,060,500

		$37,866,250
	TRANSPORTATION — 6.41% of Total Net Assets
125,000	Canadian Pacific Kansas City Limited	$10,870,000
25,000	FedEx Corporation	10,082,750
25,000	Ryder System, Inc.	6,344,250
125,000	Uber Technologies, Inc. (a)	9,326,250

		$36,623,250

	Total Portfolio — 100.23% of total net assets (identified cost $450,449,517) (c)	$573,083,150
	Liabilities, less other assets (.23% of total net assets)	(1,311,949)

	Net assets applicable to outstanding shares	$571,771,201

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2026 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of April 30, 2026 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$ 1,459,790,786	$ 26,015	$ 170,216	$ 132,886,179
Investments other than securities	1,431,264,135	—	—	—

	2,891,054,921	26,015	170,216	132,886,179
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(32,048,900)	(16,907)	(2,521,907)	(10,252,546)
Investments other than securities	—	—	—	—

	(32,048,900)	(16,907)	(2,521,907)	(10,252,546)

Net unrealized appreciation (depreciation) of investments	$ 2,859,006,021	$ 9,108	$ (2,351,691)	$ 122,633,633

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2026 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2026 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the three months ended April 30, 2026. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the three months then ended.

As of April 30, 2026 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total

PERMANENT PORTFOLIO®
Gold assets	$1,497,358,338	$—	$—	$1,497,358,338
Silver assets	423,509,356	—	—	423,509,356
Swiss franc assets	—	598,591,106	—	598,591,106
Real estate and natural resource stocks	1,365,994,150	—	—	1,365,994,150
Aggressive growth stocks †	1,279,937,100	—	—	1,279,937,100
Dollar assets:
Corporate bonds †	—	1,573,172,636	—	1,573,172,636
United States Treasury securities	—	792,242,579	—	792,242,579

Total Portfolio	$4,566,798,944	$2,964,006,321	$—	$7,530,805,265

	60.64%	39.36%	—%	100.00%
SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$12,720,971	$—	$12,720,971

Total Portfolio	$—	$12,720,971	$—	$12,720,971

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$3,509,319	$55,065,434	$—	$58,574,753
Preferred stocks †	15,797,272	—	—	15,797,272
United States Treasury securities	—	7,990,043		7,990,043

Total Portfolio	$19,306,591	$63,055,477	$—	$82,362,068

	23.44%	76.56%	—%	100.00%
AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$573,083,150	$—	$—	$573,083,150

Total Portfolio	$573,083,150	$—	$—	$573,083,150

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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Schedules of Investments

As of April 30, 2026

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

DISTRIBUTOR

Quasar Distributors, LLC

Three Canal Plaza

Portland, Maine 04101

TRANSFER AGENT

By U.S. Mail:

Permanent Portfolio Family of Funds

c/o U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, Missouri 64121-9252

By Overnight Delivery Service:

Permanent Portfolio Family of Funds

c/o U.S. Bank Global Fund Services

801 Pennsylvania Avenue, Suite 219252

Kansas City, Missouri 64105-1307

Note: It is imperative that the Suite number be used for deliveries

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	06/26

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2026 Permanent Portfolio Family of Funds. All rights reserved.